Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Assets and Liabilities Recorded at Fair Value

The following table summarizes, for assets and the liability recorded at fair value, the respective fair value and the classification by level of input within the fair value hierarchy defined above (in thousands):

	DECEMBER 31, 2012
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$6,910	$6,910	$—	$—
U.S. Treasury securities	3,577	3,577	—	—
U.S. government agency securities	23,047	—	23,047	—

Total cash equivalents and marketable securities	$33,534	$10,487	$23,047	$—

Liability
Preferred stock warrant liability	$563	$—	$—	$563

	SEPTEMBER 30, 2013
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$75,463	$75,463	$—	$—
U.S. government agency securities	9,740	—	9,740	—

Total cash equivalents and marketable securities	$85,203	$75,463	$9,740	$—

The following table summarizes, for assets and the liability recorded at fair value, the respective fair value and the classification by level of input within the fair value hierarchy defined above (in thousands):

	DECEMBER 31, 2011
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$1,358	$1,358	$—	$—
U.S. Treasury securities	18,305	18,305	—	—
U.S. government agency securities	12,510	—	12,510	—
Corporate debt securities(1)	15,567	—	15,567	—

Total cash equivalents and marketable securities	$47,740	$19,663	$28,077	$—

Liability
Preferred stock warrant liability	$682	$—	$—	$682

(1)	All of our corporate debt securities were fully FDIC insured under the Temporary Liquidity Guarantee Program.

	DECEMBER 31, 2012
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$6,910	$6,910	$—	$—
U.S. Treasury securities	3,577	3,577	—	—
U.S. government agency securities	23,047	—	23,047	—

Total cash equivalents and marketable securities	$33,534	$10,487	$23,047	$—

Liability
Preferred stock warrant liability	$563	$—	$—	$563

Change in Estimated Fair Value of Preferred Stock Warrant Liability

The change in the estimated fair value of the preferred stock warrant liability is summarized below (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Balance, beginning	$682	$563
Change in fair value recorded in other income, net	(82)	(500)
Exercises	—	(57)
Conversion of preferred stock warrant to common stock warrants and reclassification to permanent equity	—	(6)

Balance, ending	$600	$—

The change in the estimated fair value of the preferred stock warrant liability is summarized below (in thousands):

	YEARS ENDED DECEMBER 31
	2010	2011	2012
Balance, beginning of year	$666	$622	$682
Change in fair value recorded in other income (expense), net	(44)	60	(119)

Balance, end of year	$622	$682	$563

Securities Excluded from Calculation of Diluted Net (Loss) Income Per share

For the nine months ended September 30, 2012 and 2013, we excluded the following securities from the calculation of diluted net loss per share as the effect would have been antidilutive (in thousands):

	SEPTEMBER 30,
	2012	2013
Convertible preferred stock	9,929	—
Options to purchase common stock	2,526	2,235
Warrants to purchase common stock	—	2
Warrants to purchase convertible preferred stock	88	—

	12,543	2,237

The following common stock issuable upon the conversion or exercise of dilutive securities has been excluded from the diluted net (loss) income per share attributable to common stockholders calculation because their effect would have been antidilutive for the periods presented:

(Shares in thousands)	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Convertible preferred stock	9,547	—	9,929
Options to purchase common stock	1,997	551	2,545
Warrants to purchase convertible preferred stock	88	88	84

	11,632	639	12,558

Schedule of Basic and Diluted (Loss) Income Per Share

The unaudited pro forma basic and diluted (loss) income per share calculation assumes the conversion of all outstanding shares of convertible preferred stock into common stock using the as-if converted method, as if such conversion had occurred as of January 1, 2012 or the original issuance date, if later.

	YEARS ENDED DECEMBER 31,
(in thousands, except per share data)	2010	2011	2012

Basic
Numerator:
Net (loss) income	$(13,461)	$19,710	$(27,595)
Net income attributable to participating securities	—	(18,823)	—

Net (loss) income attributable to common stockholders for basic net (loss) income per share	$(13,461)	$887	$(27,595)

Denominator:
Weighted-average common shares outstanding	1,102	1,152	1,197

Basic net (loss) income per common share	$(12.22)	$0.77	$(23.05)

Diluted
Numerator:
Net (loss) income attributable to common stockholders for basic net (loss) income per share	$(13,461)	$887	$(27,595)
Reallocation of net (loss) income attributable to participating securities	—	483	—

Net (loss) income attributable to common stockholders for diluted net (loss) income per share	$(13,461)	$1,370	$(27,595)

Denominator:
Weighted-average number of common shares outstanding used in computing basic net (loss) income per common share	1,102	1,152	1,197
Dilutive effect of:
Stock options	—	752	—

Weighted-average number of common shares outstanding used in computing diluted net (loss) income per common share	1,102	1,904	1,197

Diluted net (loss) income per common share	$(12.22)	$0.72	$(23.05)

Pro Forma
Weighted-average shares used in the computation of basic net loss per common share above			1,197
Pro forma adjustment to reflect the assumed conversion of convertible preferred stock (unaudited)			9,824

Shares used to compute pro forma basic and diluted net loss per common share (unaudited)			11,021

Pro forma basic and diluted net loss per common share (unaudited)			$(2.50)